Warrants (Tables)	3 Months Ended
Mar. 31, 2026
Warrants [Line Items]
Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model

The table summarizes the assumptions of the initial fair value of warrants under Black-Scholes-Merton model:

	GEM Warrants	Public Warrants and Private Warrants	Common Warrants	PA Warrants
Expected term (in years)	3	5	5	5
Volatility	59.84%	59.84%	63.84%	63.84%
Risk-free interest rate	3.94%	3.59%	4.80%	4.80%
Dividend yield	-	-	-	-

Schedule of Status of Warrants Outstanding and Exercisable

The table summarizes the status of warrants outstanding and exercisable as of March 31, 2026:

	Warrants	Weighted Average Exercise Price
Warrants outstanding, as of December 31, 2025	12,431,674	$10.72
Warrants exercisable, as of December 31, 2025	12,431,674	$10.72
Issued	-	-
Exercised	-	-
Expired	-	-
Warrants outstanding, as of March 31, 2026	12,431,674	$10.72
Warrants exercisable, as of March 31, 2026	12,431,674	$10.72